Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Nov. 21, 2016
Document Effective Date	Nov. 21, 2016
Prospectus Date	Nov. 30, 2016
Soundwatch Capital Core Hedged Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BHHEX